Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On April 10, 2023, the company issued an amended and restated convertible promissory note (the “A&R extension loan”) to the sponsor, which amended and restated the original extension loan in its entirety to, among other things, increase the aggregate principal amount available thereunder from $720,000 to $1,200,000, the effectiveness of which is conditioned upon the approval of the company’s shareholders of the proposal to amend the company’s amended and restated memorandum and articles of association to extend the date by which the company must consummate an initial business combination from May 1, 2023 to November 1, 2023. Pursuant to the A&R extension loan, the sponsor has agreed to continue its monthly contributions of $0.04 for each Class A ordinary share of the company, par value $0.0001 per share (“Class A ordinary shares”), then outstanding until the earlier of (i) the date of the extraordinary general meeting held in connection with the shareholder vote to approve an initial business combination and (ii) the aggregate advances under the A&R extension loan totaling $1,200,000.
On April 27, 2023, the company filed with the Cayman Islands Registrar of Companies an amendment to the charter (the “charter amendment”) to further extend the date by which the company must either (1) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination (the “initial business combination”) or (2) (i) cease its operations except for the purpose of winding up and (ii) redeem all outstanding Class A ordinary shares included as part of the units sold in its initial public offering, from May 1, 2023 to November 1, 2023 (the “extension amendment”).
Shareholders approved, by special resolution, the proposal to amend the charter to eliminate the limitation that the company may not redeem Class A ordinary shares to the extent that such redemption would result in the company having net tangible assets of less than $5,000,001 (the “redemption limitation”) in order to allow the company to redeem Class A ordinary shares irrespective of whether such redemption would exceed the redemption limitation (the “redemption limitation amendment” and, together with the extension amendment, the “proposed charter amendments”). In connection with the vote to approve the proposed charter amendments, 17 shareholders properly exercised their right to redeem an aggregate of 376,977 Class A ordinary shares, at a redemption price of approximately $10.70 per share, for an aggregate redemption amount of approximately $4,033,654.
On April 3, 2023, and April 19, 2023, the Company drew down $200,000, and $300,000, respectively on the promissory note in association with the Merger Agreement (see Note 1).
On April 3, 2023, the Company received a letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) that, for the previous 30 consecutive business days, the Market Value of Listed Securities (“MVLS”) for the Class A ordinary shares, was below the $50 million minimum MVLS requirement for continued listing on The Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(A) (the “MVLS Rule”). The letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company will have 180 calendar days, or until October 2, 2023 (the “MVLS Compliance Date”), to regain compliance with the MVLS Rule. To regain compliance with the MVLS Rule, the MVLS for the Class A ordinary shares must be at least $50 million for a minimum of 10 consecutive business days at any time during this
180-day
period. If the Company regains compliance with the MVLS Rule, Nasdaq will provide the Company with written confirmation and will close the matter. If the Company does not regain compliance with the MVLS Rule by the MVLS Compliance Date, Nasdaq will provide notice that the Class A ordinary shares will be delisted from The Nasdaq Global Market. In the event of such notification, the Nasdaq rules permit the Company an opportunity to appeal Nasdaq’s determination. The letter notes that if the Company is unable to regain compliance with the MVLS Rule prior to the MVLS Compliance Date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). The Company is monitoring the MVLS of its Class A ordinary shares and will consider options available to it to potentially achieve compliance.
On May 5, 2023, the Company received a letter (the “Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) that, for the previous 30 consecutive business days, the Market Value of Publicly Held Shares (“MVPHS”) for the Class A ordinary shares of the Company, par value $0.0001 per share (“Class A Ordinary Shares”), was below the $15 million minimum MVPHS requirement for continued listing on The Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(3)(C) (the “MVPHS Rule”). The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. In accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company will have 180 calendar days, or until November 1, 2023 (the “MVPHS Compliance Date”), to regain compliance with the MVPHS Rule. To regain compliance with the MVPHS Rule, the MVPHS for the Class A ordinary shares must be at least $15 million for a minimum of 10 consecutive business days at any time during this
180-day
period. If the Company regains compliance with the MVPHS Rule, Nasdaq will provide the Company with written confirmation and will close the matter. If the Company does not regain compliance with the MVPHS Rule by the MVPHS Compliance Date, Nasdaq will provide notice that the Class A ordinary shares will be delisted from The Nasdaq Global Market. In the event of such notification, the Nasdaq rules permit the Company an opportunity to appeal Nasdaq’s determination. The Letter notes that if the Company is unable to regain compliance with the MVPHS Rule prior to the MVPHS Compliance Date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). The Company is monitoring the MVPHS of its Class A ordinary shares and will consider options available to it to potentially achieve compliance.

NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 3, 2023, February 1, 2023, and March 1, 2023, the Company drew down an additional $98,316 on the extension loan, $294,947 in total (see Note 5).
On January 16, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Perception Spectaire Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Spectaire Inc., a Delaware corporation (“Spectaire”). Details regarding the merger can be found in the Company’s January 18, 2023
Form 8-K
filing. The purchase price allocation has not yet been completed. The Company will provide the purchase price allocation and pro forma operating results of the company in its
Form 10-Q
for the period of March 31, 2023.
On February 28, 2023, March 6, 2023 and March 22, 2023, the Company drew down an additional $225,000, $150,000 and $50,000, respectively on the working capital loan (see Note 5).
On March 23, 2023, the Company and Jefferies, as representative of the IPO Underwriters, entered into the pursuant to that certain first amendment agreement to the underwriting agreement between Jefferies, as representative of the IPO Underwriters, and the Company, pursuant to which the Company and Jefferies agreed that the deferred underwriting discount will be payable only to Jefferies, individually and not as representative and for the accounts of the IPO Underwriters, after such other IPO Underwriters waived or indicated to PCCT they will waive their entitlement to the payment of any deferred underwriting discount, thereby reducing the amount of such deferred underwriting discount to $5,635,000 (the “Deferred Discount”) to be paid as follows: (a) if there is at least $25,000,000 of (i) available funds in the Trust Account, plus (ii) amounts received by the Company in connection with equity purchase agreements prior to or substantially concurrently with the Closing, minus (iii) amounts payable in connection with the Redemption, minus (iv) amounts payable pursuant to the Forward Purchase Agreement, minus (v) all fees incurred by the Company and Spectaire for outside advisors in connection with the Business Combination (the “Closing Surviving Corporation Cash”), the Deferred Discount will be due to Jefferies at the Closing; and (b) if there is less than $25,000,000 of the Closing Surviving Corporation Cash, $2,000,000 of the Deferred Discount will be due to Jefferies at the Closing, with the remaining $3,635,000 (the “Deferred Cash Obligation”) being due to Jefferies no later than eighteen months following the Closing. For the avoidance of doubt, the Deferred Discount is payable solely to Jefferies and not the other IPO Underwriters, which have waived or indicated to PCCT that they will waive their entitlement to the payment of any deferred underwriting discount. The Company may, at its sole discretion, elect to pay all or any of the Deferred Cash Obligation in shares of NewCo Common Stock (the “Deferred Stock Payment Shares”); provided that, the Company will provide Jefferies with written notice of its election to deliver the Deferred Cash Obligation as the Deferred Stock Payment Shares no earlier than sixty (60) calendar days following the Closing but no later than two business days prior to the delivery of the Deferred Stock Payment Shares. Jefferies is entitled to customary shelf registration rights with respect to the Deferred Stock Payment Shares. the Company has agreed to file a shelf registration statement to register the Deferred Stock Payment Shares within fifteen business days of their delivery.
In connection with the business combination, the Company also entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”) with the Seller. Pursuant to the terms of the Forward Purchase Agreement, the Seller intends, but is not obligated, to purchase up to a maximum of 2,457,892 of Perception’s Class A Ordinary Shares from holders (other than Perception or its affiliates) who have elected to redeem such shares in connection with the Business Combination. Purchases by Seller will be made through brokers in the open market after the redemption deadline in connection with the Business Combination.
Following the Closing, and as additional consideration for the Merger, after the occurrence of certain Triggering Events, Acquiror shall issue or cause to be issued to the Eligible Company Equityholders 7,500,000 shares of Acquiror Common Stock (which shall be equitably adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combinations, exchanges of shares or other like changes or transactions with respect to Domesticated Acquiror Common Stock occurring on or after the Closing) (such shares, the “Earnout Shares”), upon the terms and subject to the conditions set forth in the Agreement. The Triggering events are (i) the date on which the volume-weighted average closing sale price of one share of Acquiror Common Stock quoted on the Nasdaq Capital Market is greater than or equal to $15.00 for any twenty trading days within any thirty consecutive trading day period within the earnout period, (ii) the date on which the volume-weighted average closing sale price of one share of Acquiror Common Stock quoted on the Nasdaq Capital Market is greater than or equal to $20.00 for any twenty trading days within any thirty consecutive trading day period within the earnout period, or (iii) the date on which the volume-weighted average closing sale price of one share of Acquiror Common Stock quoted on the Nasdaq Capital Market is greater than or equal to $25.00 for any twenty trading days within any thirty consecutive trading day period within the earnout period. The earnout period is the time period between the Closing Date and the five-year
anniversary of the Closing Date.